Other Current and Long-term Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other current liabilities
Fair value of swaps	$ 130,100,000	$ 120,623,000
Other current liabilities	365,000
Total	130,465,000	120,623,000
Other long-term liabilities
Fair value of swaps	176,948,000	291,829,000
Other long-term liabilities	10,315,000	7,471,000
Total	187,263,000	299,300,000
Deferred fee accrued pursuant to the Bank Agreement	$ 4,800,000	$ 4,700,000